Eaton Vance
Municipal Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,909,950
		$ 4,909,950
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$2,800	$ 2,758,000
		$ 2,758,000
Total Corporate Bonds (identified cost $7,564,480)		$ 7,667,950

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.945%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$448	$ 445,877
Total Tax-Exempt Mortgage-Backed Securities (identified cost $447,847)		$ 445,877

Tax-Exempt Municipal Obligations — 90.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
Delaware Valley Regional Finance Authority, PA, 4.406%, (67% of 1 mo. SOFR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$8,000	$ 8,000,320
Virginia Resources Authority, (Pooled Financing Program), 5.25%, 11/1/47	1,850	2,031,651
		$ 10,031,971
Education — 3.2%
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	$1,400	$ 1,441,538
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	435	426,970
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	817,982
Security	Principal Amount (000's omitted)	Value
Education (continued)
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	$380	$ 373,065
5.00%, 12/15/38(1)	2,690	2,681,768
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	135,943
5.00%, 6/15/49(1)	260	238,428
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	806,742
5.00%, 4/1/50(1)	960	946,234
University of California:
5.00%, 5/15/38	6,750	7,802,257
5.00%, 5/15/41	3,000	3,389,310
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 3.70%, 11/1/36(3)	1,000	1,000,000
		$ 20,060,237
Electric Utilities — 3.9%
Fayetteville, NC, Public Works Commission Revenue, 4.50%, 3/1/49	$875	$ 894,022
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	6,005	3,864,458
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/39	5,960	6,873,132
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.25%, 5/15/36	1,000	1,125,930
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	2,375	2,368,540
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities), Green Bonds, 5.25%, 12/1/39	1,000	1,086,090
South Carolina Public Service Authority:
5.00%, 12/1/49	3,250	3,144,180
5.25%, 12/1/33	2,000	2,260,220
5.25%, 12/1/34	2,000	2,257,320
		$ 23,873,892
Escrowed/Prerefunded — 0.2%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/29	$500	$ 500,520
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	355	357,091
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	49,631

Eaton Vance
Municipal Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences): (continued)
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	$50	$ 55,146
		$ 962,388
General Obligations — 18.1%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 4,997,400
Bristol, VA, 5.00%, 9/1/27	1,915	1,948,627
California:
5.00%, 9/1/39	6,000	6,807,840
5.00%, 4/1/42	6,440	6,697,149
5.00%, 11/1/42	5,000	5,500,100
5.00%, 8/1/45	6,540	6,617,761
Cecil County, MD, 4.50%, 8/1/53	3,150	3,182,477
Charles County, MD, 4.25%, 10/1/47	2,885	2,900,348
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,920,680
5.00%, 12/1/32	2,000	2,055,100
5.25%, 12/1/35	2,750	2,749,863
5.50%, 12/1/37	5,000	5,381,900
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	392,188
Comal Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	4,000	3,803,920
Connecticut:
4.00%, 6/15/34	5,000	5,010,650
Social Bonds, 4.00%, 1/15/43	5,000	5,009,900
Denton County, TX, 4.00%, 7/15/49(4)	3,565	3,334,701
District of Columbia, 4.00%, 2/1/46	2,880	2,819,174
Falls Church, VA, 3.00%, 7/15/42	2,295	1,873,500
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	2,000	2,006,120
4.00%, 2/15/35	2,000	2,004,960
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,075,647
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	3,125	2,941,656
Illinois:
4.00%, 7/1/37	2,000	1,970,920
5.50%, 5/1/39	1,980	2,140,202
5.75%, 5/1/45	1,780	1,914,248
Kenosha County, WI:
1.50%, 9/1/29	640	564,614
1.50%, 9/1/30	480	409,930
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	$6,000	$ 5,786,700
Needville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49(4)	3,000	2,875,140
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	1,500	1,601,235
Puerto Rico, 0.00%, 7/1/33	377	247,252
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	3,335	3,335,967
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,533,705
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/42	4,620	4,998,840
Virginia, 2.00%, 6/1/28	2,520	2,318,375
Wayne County School District No. 17, NE, 5.00%, 12/15/43	1,000	1,044,200
		$111,772,989
Hospital — 12.6%
Arizona Industrial Development Authority, (Phoenix Children's Hospital), (LOC: JPMorgan Chase Bank, N.A.), 3.70%, 2/1/48(3)	$700	$ 700,000
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/49	2,235	2,107,136
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,121,858
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	300,006
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	427,342
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 4.00%, 11/15/43	6,550	6,407,210
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 11/1/42	500	528,625
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,720,355
6.00%, 6/1/51	4,715	4,725,420
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	841,640
4.00%, 9/1/45	2,580	2,024,320
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	2,000	1,907,200
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,691,359
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	478,422

Eaton Vance
Municipal Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center): (continued)
4.00%, 11/1/30	$1,605	$ 1,509,503
5.00%, 11/1/26	1,375	1,356,286
5.00%, 11/1/27	1,440	1,423,224
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	2,023,417
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.00%, 1/1/44	4,375	4,168,719
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	3,950	3,657,028
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/40	2,595	2,511,104
4.00%, 12/1/49	3,000	2,752,320
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	2,300	2,125,867
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	4,000	3,753,560
4.00%, 11/15/49	2,000	1,861,140
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,001,260
New Hampshire Health and Education Facilities Authority, (Concord Hospital):
5.00%, 10/1/32	500	520,050
5.00%, 10/1/33	900	933,957
5.00%, 10/1/35	1,550	1,601,662
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	471,866
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,194,932
5.25%, 4/1/34	1,900	1,331,463
South Broward Hospital District, FL, 4.00%, 5/1/48	5,500	5,183,255
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,582,256
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	5,000	4,641,900
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,190	1,100,226
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	4,000	4,065,800
		$ 77,751,688
Housing — 7.9%
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	$2,500	$ 2,494,500
Security	Principal Amount (000's omitted)	Value
Housing (continued)
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	$1,825	$ 1,911,834
Connecticut Housing Finance Authority, (Housing Mortgage Finance):
0.75%, 11/15/27	1,250	1,094,250
1.10%, 11/15/29	3,950	3,359,357
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,541,388
Louisiana Housing Corp., (Home Ownership Program), SFMR, (FHLMC), (FNMA), (GNMA), 4.80%, 12/1/43	1,020	1,042,583
Maine Housing Authority:
Social Bonds, 4.50%, 11/15/43	1,090	1,097,706
Social Bonds, 4.75%, 11/15/43	3,000	3,037,860
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44(4)	550	550,655
(GNMA), 4.60%, 9/1/49	1,000	993,740
Maryland Department of Housing and Community Development Administration:
Green Bonds, 4.35%, 7/1/43	1,750	1,685,810
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,350	1,323,905
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44(4)	500	498,490
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/35	350	341,117
Massachusetts Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 12/1/44(4)	1,250	1,254,700
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,500	1,155,765
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44(4)	2,000	2,000,940
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 4.55%, 10/1/44(4)	2,000	2,003,720
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,145	2,986,209
Sustainable Development Bonds, 2.85%, 11/1/39	2,975	2,487,903
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,200	2,216,500
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.45%, 10/1/44	2,000	2,000,960
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,247,992
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	363,193

Eaton Vance
Municipal Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	$2,560	$ 2,601,549
5.00%, 6/1/39	1,595	1,580,214
Texas Department of Housing and Community Affairs, (GNMA), 4.80%, 7/1/43	3,000	3,048,090
Virginia Housing Development Authority, 5.125%, 11/1/43	2,585	2,729,372
		$ 48,650,302
Industrial Development Revenue — 4.5%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$2,750	$ 2,442,468
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	869,444
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	942,453
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,356,660
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	216,907
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,422,100
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,067,981
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/34	5,000	5,135,900
(AMT), 6.00%, 4/1/35	1,385	1,570,452
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,914,470
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,010,310
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	6,107,400
		$ 28,056,545
Insured - Education — 0.5%
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	$750	$ 750,668
University of Oklahoma, (BAM), 4.125%, 7/1/54	2,255	2,169,197
		$ 2,919,865
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.3%
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	$280	$ 279,980
(NPFG), 5.25%, 7/1/25	170	169,072
(NPFG), 5.25%, 7/1/29	1,110	1,094,194
(NPFG), 5.25%, 7/1/30	530	521,748
(NPFG), 5.25%, 7/1/34	100	98,600
		$ 2,163,594
Insured - General Obligations — 0.7%
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	$1,580	$ 1,415,538
(NPFG), 0.00%, 12/1/28	1,560	1,283,240
Pima County Unified School District No. 6, AZ, (AGM), 5.00%, 7/1/43	1,100	1,186,086
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	433,240
(BAM), 0.00%, 1/1/33	200	141,230
		$ 4,459,334
Insured - Hospital — 0.3%
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	$2,500	$ 1,808,975
		$ 1,808,975
Insured - Lease Revenue/Certificates of Participation — 0.9%
Millard School District Local Building Authority, UT:
(BAM), 4.25%, 5/15/54	$2,250	$ 2,193,098
(BAM), 5.00%, 5/15/49	2,230	2,389,311
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	999,180
		$ 5,581,589
Insured - Special Tax Revenue — 0.7%
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	$4,000	$ 4,261,120
		$ 4,261,120
Insured - Transportation — 2.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 4.00%, 1/1/46	$5,000	$ 4,763,900
(AGM), (AMT), 5.25%, 1/1/38	1,000	1,101,250
Colorado Bridge and Tunnel Enterprise, (AGM), 5.00%, 12/1/44	945	1,021,394
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.00%, 7/1/38	1,000	1,081,330

Eaton Vance
Municipal Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	$2,840	$ 2,809,584
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	185,096
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	1,990,000
		$ 12,952,554
Insured - Water and Sewer — 0.6%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$ 4,006,200
		$ 4,006,200
Lease Revenue/Certificates of Participation — 1.5%
California Public Works Board:
4.50%, 9/1/35	$4,910	$ 4,916,137
5.00%, 4/1/37	1,500	1,721,505
5.00%, 4/1/40	1,500	1,681,815
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	708,869
		$ 9,028,326
Other Revenue — 3.7%
Black Belt Energy Gas District, AL:
4.14%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,892,350
5.50% to 2/1/29 (Put Date), 6/1/49	2,500	2,640,050
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	1,865	1,805,506
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 4.47%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,290,846
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):
5.00%, 12/1/28	895	910,206
5.50%, 12/1/53	440	440,506
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,455	1,480,288
Series B, 5.00%, 1/1/32(1)	1,000	1,017,380
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	2,000	2,071,840
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,779,100
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 4.446%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	$2,440	$ 2,431,265
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.38%, (66% of 3 mo. SOFR + 0.86%), 9/15/27(2)	1,280	1,277,248
		$ 23,036,585
Senior Living/Life Care — 9.5%
Arizona Industrial Development Authority, AZ, (Mirabella at ASU), 5.35% to 1/1/27 (Put Date), 10/1/28(1)	$2,525	$ 2,308,052
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,750,085
5.00%, 11/15/27	1,320	1,335,721
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/24	705	704,894
5.00%, 11/1/26	770	767,675
5.00%, 11/1/27	425	422,578
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	302,796
5.00%, 11/15/29	315	317,426
5.00%, 11/15/30	330	332,010
5.375%, 11/15/55	300	276,360
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	585,258
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/24	525	524,979
5.00%, 5/15/25	300	300,591
5.00%, 5/15/26	350	352,548
5.00%, 5/15/27	400	404,928
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	695	685,145
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	480,195
5.00%, 12/1/39	370	328,397
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	218,844
Howard County, MD, (Vantage House):
5.00%, 4/1/26	675	668,311
5.00%, 4/1/36	2,035	1,904,556
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	367,321

Eaton Vance
Municipal Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.47%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	$1,090	$ 1,070,751
Lancaster County Hospital Authority, PA, (Brethren Village):
5.00%, 7/1/24	915	914,689
5.00%, 7/1/25	650	649,083
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,236,648
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	296,887
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	198,548
4.00%, 12/1/31	150	148,757
4.00%, 12/1/32	200	198,052
4.00%, 12/1/33	100	98,881
4.00%, 12/1/34	200	197,604
4.00%, 12/1/35	350	344,666
4.00%, 12/1/36	350	341,579
4.00%, 12/1/38	300	284,814
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,812,831
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	850,117
5.75%, 7/1/54(1)	1,725	1,558,882
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	1,000	999,860
5.00%, 1/1/26	1,040	1,038,939
5.00%, 1/1/27	1,095	1,091,956
5.00%, 1/1/29	1,205	1,194,553
5.00%, 1/1/30	630	622,018
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	418,635
5.00%, 7/1/33	285	271,671
5.00%, 7/1/34	195	184,419
5.00%, 7/1/39	2,450	2,194,563
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/29	1,335	1,266,675
5.25%, 1/1/54	250	214,928
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	253,340
5.00%, 5/15/30	300	298,449
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.): (continued)
5.00%, 5/15/31	$775	$ 769,993
5.00%, 5/15/32	650	644,898
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,386,893
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	647,952
5.00%, 5/15/39	480	463,262
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	568,824
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,650,980
5.00%, 4/1/29	1,000	980,350
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,954,048
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	425	424,915
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	509,130
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,279,395
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	543,812
5.00%, 11/15/29	400	403,468
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/25	745	750,543
5.00%, 5/1/26	585	592,979
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,069,740
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	590	570,855
5.00%, 7/1/31(1)	985	941,483
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	242,243
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	823,964
5.00%, 1/1/28(1)	445	432,936
5.00%, 1/1/29(1)	460	443,656
5.00%, 1/1/34(1)	500	464,385

Eaton Vance
Municipal Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Transforming Age): (continued)
5.00%, 1/1/39(1)	$750	$ 654,885
		$ 58,807,054
Special Tax Revenue — 2.5%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 272,369
3.50%, 6/1/39(1)	650	539,552
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	462,138
2.55%, 7/1/46	1,265	856,304
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44	1,250	1,200,938
Massachusetts School Building Authority:
3.375%, 8/15/30	1,665	1,641,474
4.00%, 11/15/35	1,990	2,003,194
4.00%, 1/15/39	5,000	4,924,150
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,146,201
South Village Community Development District, FL:
2.50%, 5/1/24	100	100,000
2.75%, 5/1/25	95	93,503
3.25%, 5/1/27	95	92,108
4.35%, 5/1/26	185	185,105
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	770	691,583
		$ 15,208,619
Transportation — 10.1%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):
4.22%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,166,112
(LOC: Barclays Bank PLC), 3.75%, 4/1/55(3)	1,000	1,000,000
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,749,374
Denver City and County, CO, Airport System Revenue, (AMT), 4.00%, 12/1/43	6,250	5,867,563
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.00%, 1/1/31	2,385	2,574,369
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/36	3,080	3,244,780
(AMT), 5.00%, 5/15/45	4,925	4,936,820
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,077,094
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/31	$1,000	$ 1,002,660
(AMT), 5.00%, 10/1/38	1,600	1,718,848
Oklahoma Turnpike Authority, 5.50%, 1/1/53	4,165	4,554,677
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	2,500	2,535,450
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	5,000	4,569,700
(AMT), 5.00%, 5/1/37	2,100	2,141,265
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	4,955,445
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	5,000	5,137,200
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/47	3,000	3,016,770
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,211,260
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/34	4,000	4,191,360
		$ 62,650,747
Water and Sewer — 5.1%
Columbia, SC, Waterworks and Sewer System Revenue, 4.00%, 2/1/41	$1,955	$ 1,924,776
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	5,305	5,099,908
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	1,215	1,237,514
King County, WA, Sewer Revenue, 4.00%, 7/1/41	3,000	2,892,300
Metropolitan Water District of Southern California, 5.00%, 4/1/37(4)	2,615	3,085,517
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	5,220	5,227,099
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/43	4,000	4,396,400
5.25%, 6/15/52	3,000	3,254,460
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,398,175
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	2,000	2,118,660
		$ 31,634,809
Total Tax-Exempt Municipal Obligations (identified cost $564,843,815)		$559,679,383

Eaton Vance
Municipal Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 8.5%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
University of California:
3.349%, 7/1/29	$1,150	$ 1,063,221
5.35%, 7/1/41(5)	5,900	5,900,000
		$ 6,963,221
General Obligations — 2.8%
Atlantic City, NJ, 7.00%, 3/1/28	$1,765	$ 1,810,255
California:
7.50%, 4/1/34(6)	2,310	2,635,109
7.55%, 4/1/39(6)	2,725	3,205,772
Chicago, IL:
7.375%, 1/1/33	3,069	3,219,626
7.781%, 1/1/35	2,600	2,812,004
Collin County, TX, 1.683%, 2/15/30	100	83,682
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	501,085
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,144,305
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	858,220
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	1,296	772,567
		$ 17,042,625
Insured - General Obligations — 0.5%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 557,880
Detroit, MI, (AMBAC), 5.15%, 4/1/25	1,728	1,711,518
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	1,000	1,005,760
		$ 3,275,158
Insured - Special Tax Revenue — 0.5%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,164,644
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,188,780
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.75%, 9/1/25	500	485,960
(AGM), 4.00%, 9/1/26	500	480,305
		$ 3,319,689
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/38	$2,500	$ 1,062,300
		$ 1,062,300
Senior Living/Life Care — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$500	$ 499,555
		$ 499,555
Special Tax Revenue — 1.7%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.726%, 7/1/27	$2,000	$ 1,980,800
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	2,000	1,695,800
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	315,135
Oneida Indian Nation of New York, NY, 7.25%, 9/1/34(1)	3,500	3,351,775
Successor Agency to San Jose Redevelopment Agency, CA, 3.375%, 8/1/34	3,900	3,423,537
		$ 10,767,047
Water and Sewer — 1.6%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(5)	$9,800	$ 9,800,000
		$ 9,800,000
Total Taxable Municipal Obligations (identified cost $54,287,434)		$ 52,729,595

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$5,500	$ 5,486,465
Total U.S. Treasury Obligations (identified cost $5,503,362)		$ 5,486,465
Total Investments — 101.2% (identified cost $632,646,938)		$626,009,270
Other Assets, Less Liabilities — (1.2)%		$ (7,606,740)
Net Assets — 100.0%		$618,402,530

Eaton Vance
Municipal Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $35,666,275 or 5.8% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At April 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	21.8%
Others, representing less than 10% individually	77.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 7.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 3.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,667,950	$ —	$ 7,667,950
Tax-Exempt Mortgage-Backed Securities	—	445,877	—	445,877
Tax-Exempt Municipal Obligations	—	559,679,383	—	559,679,383
Taxable Municipal Obligations	—	52,729,595	—	52,729,595
U.S. Treasury Obligations	—	5,486,465	—	5,486,465
Total Investments	$ —	$626,009,270	$ —	$626,009,270
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.